NOTE 10. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
NOTE 10. EARNINGS PER SHARE (SCHEDULE)
	2012	2011

Numerator:
Net income (loss)	$-329,260	$55,880

Denominator:
Weighted average number of shares outstanding
Basic	83,333	—
Earnings (loss) per share
Basic and fully diluted	$-3.95	$—